Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.1%
92,571	iShares 1-3 Year Treasury Bond ETF	$7,851,872	1.9
68,048	Vanguard Global ex-U.S. Real Estate ETF	3,986,932	1.0
53,399	Vanguard Real Estate ETF	4,979,457	1.2

	Total Exchange-Traded Funds
	(Cost $16,117,930)	16,818,261	4.1

MUTUAL FUNDS: 95.6%
	Affiliated Investment Companies: 95.6%
2,417,464	Voya Emerging Markets Index Portfolio - Class P2	26,785,496	6.5
9,166,986	Voya International Index Portfolio - Class P2	90,936,501	22.2
1,274,196	Voya Russell Mid Cap Index Portfolio - Class P2	16,386,164	4.0
940,640	Voya Russell Small Cap Index Portfolio - Class P2	12,360,004	3.0
4,394,805	Voya U.S. Bond Index Portfolio - Class P2	48,211,012	11.8
12,477,265	Voya U.S. Stock Index Portfolio - Class P2	197,515,105	48.1

	Total Mutual Funds
	(Cost $391,555,448)	392,194,282	95.6

	Total Investments in Securities (Cost $407,673,378)	$409,012,543	99.7
	Assets in Excess of Other Liabilities	1,410,301	0.3
	Net Assets	$410,422,844	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$16,818,261	$–	$–	$16,818,261
Mutual Funds	392,194,282	–	–	392,194,282
Total Investments, at fair value	$409,012,543	$–	$–	$409,012,543
Other Financial Instruments+
Futures	189,501	–	–	189,501
Total Assets	$409,202,044	$–	$–	$409,202,044
Liabilities Table
Other Financial Instruments+
Futures	$(264,562)	$–	$–	$(264,562)
Total Liabilities	$(264,562)	$–	$–	$(264,562)

Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$22,829,012	$11,093,652	$(7,794,083)	$656,915	$26,785,496	$546,146	$271,752	$-
Voya International Index Portfolio - Class P2	61,869,390	27,240,412	(3,947,967)	5,774,666	90,936,501	2,424,399	641,349	-
Voya Russell Mid Cap Index Portfolio - Class P2	16,212,166	7,374,157	(8,071,985)	871,826	16,386,164	217,326	(95,065)	2,449,358
Voya Russell Small Cap Index Portfolio - Class P2	8,091,573	4,810,936	(456,627)	(85,878)	12,360,004	118,150	139	1,139,093
Voya U.S. Bond Index Portfolio - Class P2	26,922,761	24,593,375	(5,780,066)	2,474,942	48,211,012	800,368	173,263	-
Voya U.S. Stock Index Portfolio - Class P2	116,640,661	76,919,597	(11,680,600)	15,635,447	197,515,105	508,457	644,650	10,241,771
	$252,565,563	$152,032,129	$(37,731,328)	$25,327,918	$392,194,282	$4,614,846	$1,636,088	$13,830,222

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2019, the following futures contracts were outstanding for Voya Index Solution 2040 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	78	12/20/19	$5,947,500	$(175,275)
S&P 500® E-Mini	40	12/20/19	5,957,000	(58,676)
U.S. Treasury Ultra Long Bond	22	12/19/19	4,221,937	105,819
			$16,126,437	$(128,132)
Short Contracts:
Mini MSCI EAFE Index	(86)	12/20/19	(8,163,120)	8,641
Mini MSCI Emerging Markets Index	(81)	12/20/19	(4,057,695)	75,041
U.S. Treasury 10-Year Note	(32)	12/19/19	(4,170,000)	(30,611)
			$(16,390,815)	$53,071

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $408,338,781.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$7,429,370
Gross Unrealized Depreciation	(6,830,669)
Net Unrealized Appreciation	$598,701